Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of consolidated financial statements - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents		$ 4,500,379	$ 7,117,728
Accounts receivable		6,772,988	9,218,883
Inventories		189,106
Other current assets		1,840,182	2,029,794
Investment in a limited partnership and an equity investee		1,179,300	1,993,285
Property and equipment, net		3,111,717	3,168,441
Goodwill		5,767,504
Right of use assets		1,666,777	205,824
Deferred tax assets		1,800,493	2,025,043
Other noncurrent assets		1,456,322	414,105
Total Assets		28,284,768	26,173,103
LIABILITIES
Advances from customers		395,263	7,432
Income tax payable		2,292,765	2,478,273
Operating lease liabilities, current and non-current		1,702,478	201,559
Due to Zhongchao Inc.	[1]	762,962	599,347
Other current liabilities		992,558	1,011,371
Deferred tax liabilities		208,200
Total Liabilities		6,354,226	4,297,982
Revenues		14,151,516	16,096,769	$ 17,989,788
(Loss) Income from Operations		(1,716,154)	418,235	4,525,855
Net (Loss) Income		$ (1,427,296)	$ 838,838	$ 4,484,029

[1]	The balances due from/to Zhongchao Inc., are eliminated on consolidation.